Repurchase of Shares	12 Months Ended
Dec. 31, 2013
REPURCHASE OF SHARES [Abstract]
Repurchase of Shares
18.	REPURCHASE OF SHARES

Under the terms of the Group’s most recently authorized share repurchase program, which was authorized by the Board of Directors in June 2012, the Group had the capacity to repurchase up to US$100.0 million of its outstanding ADSs during the 12 months subsequent to the authorization date depending on market conditions, share price and other factors, subject to the relevant rules under United States securities regulations. This authorization succeeded a previous authorization of US$150.0 million which lapsed in March 2012. The share repurchases may be made on the open market, in block trades or otherwise, and are to be funded by the Company’s available working capital. In May 2013, the Group’s Board of Directors approved a share repurchase program under which the Group was authorized to repurchase up to US$100.0 million worth of its outstanding ADSs during the next twelve months. As of December 31, 2013, the Group had not yet repurchased any ADSs under the May 2013 authorization.

In 2011, the Company repurchased a total of 12,221,320 ordinary shares for aggregate consideration of US$29.2 million (approximately RMB186.3 million). After the repurchase, those shares were retired. The excess of US$29.1 million (approximately RMB185.5 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$3.5 million and US$25.6 million, respectively (approximately RMB22.0 million and RMB163.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2012, the Company repurchased a total of 21,946,754 shares for aggregate consideration of US$40.4 million (approximately RMB255.4 million). After the repurchase, those shares were retired. The excess of US$40.1 million (approximately RMB254.0 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$6.2 million and US$33.9 million, respectively (approximately RMB39.5 million and RMB214.5 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.

In 2013, the Company repurchased a total of 6,871,070 shares for aggregate consideration of US$10.3 million (approximately RMB64.1 million). The excess of US$9.9 million (approximately RMB63.7 million) of purchase price over par value was allocated between additional paid-in capital and retained earnings of US$1.9 million and US$8.0 million, respectively (approximately RMB12.3 million and RMB51.4 million, respectively), based on the pro rata portion of additional paid-in capital on the ordinary shares.